Interest Receivable (Details) - Schedule of Interest Receivable - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Other Income [Abstract]
Interest on loans and receivables	£ 44,002	£ 100,694	£ 31,735
Interest on cash and cash equivalents	313	1,700	2,588
Interest receivable from joint ventures and associates	159,755	146,690	107,922
Total	£ 204,070	£ 249,084	£ 142,245